Event after the Reporting Period - Additional information (Details) - KRW (₩) ₩ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2025	Sep. 11, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 25, 2025
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Penaltiies Payable Under Personal Information Protection Act						₩ 13,451
Voluntary retirement program
Disclosure of non-adjusting events after reporting period [line items]
Severance pay for voluntary retirement program	₩ 169,013
Treasury stock
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares			₩ 136,712	₩ 157,222	₩ 0
Treasury stock | Transaction related to treasury shares acquired
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares		₩ 150,000